Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Federal income tax provision at statutory rate	$ 3,248	$ 2,612
Bank owned life insurance	(190)	(118)
Tax-exempt interest	(121)	(156)
Meals and entertainment	18	14
State income taxes, net of federal income tax effect	253	328
Other, net	(63)	(113)
Provision for income taxes	$ 3,145	$ 2,567
Effective tax rate	32.90%	33.40%